Investment Objectives and Goals	Nov. 30, 2025
Bushido Capital US Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	BUSHIDO CAPITAL US EQUITY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Bushido Capital US Equity ETF (the “Fund”) seeks to provide long-term capital appreciation.
Bushido Capital US SMID Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	BUSHIDO CAPITAL US SMID CAP EQUITY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Bushido Capital US SMID Cap Equity ETF (the “Fund”) seeks to provide long-term capital appreciation.